Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments March 31, 2023
(Unaudited)
QQQX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 103.1%
X
1,118,150,373 COMMON STOCKS - 102.1%
X 1,118,150,373
Air Freight & Logistics - 0.1%
228 FedEx Corp $ 52,096
3,591 United Parcel Service Inc, Class B 696,618
Total Air Freight & Logistics 748,714
Automobile Components - 0.0%
4,110 Lear Corp 573,304
Total Automobile Components 573,304
Automobiles - 4.5%
40,233 Ford Motor Co 506,936
234,669 Tesla Inc (2) 48,684,430
Total Automobiles 49,191,366
Beverages - 2.4%
28,086 Brown-Forman Corp, Class B 1,805,087
12,636 Celsius Holdings Inc (2) 1,174,390
129,962 Coca-Cola Co/The 8,061,543
7,494 Constellation Brands Inc, Class A 1,692,819
242,394 Monster Beverage Corp (2) 13,091,700
Total Beverages 25,825,539
Biotechnology - 4.2%
66,016 Amgen Inc 15,959,368
172,825 Gilead Sciences Inc 14,339,291
33,121 Moderna Inc (2) 5,086,723
13,272 Regeneron Pharmaceuticals Inc (2) 10,905,204
Total Biotechnology 46,290,586
Broadline Retail - 7.2%
697,370 Amazon.com Inc (2) 72,031,347
155,880 eBay Inc 6,916,396
Total Broadline Retail 78,947,743
Capital Markets - 0.8%
7,537 Charles Schwab Corp/The 394,788
8,682 Moody's Corp 2,656,866
19,418 Morgan Stanley 1,704,900
9,235 S&P Global Inc 3,183,951
11,343 SEI Investments Co 652,790
Total Capital Markets 8,593,295
Chemicals - 0.3%
3,021 Albemarle Corp 667,762
4,584 Linde PLC 1,629,337
3,839 Sherwin-Williams Co/The 862,892
Total Chemicals 3,159,991
Commercial Services & Supplies - 0.7%
52,734 Copart Inc (2) 3,966,124
4,378 Tetra Tech Inc 643,172
8,329 Waste Connections Inc 1,158,314

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

QQQX
Shares Description (1) Value
Commercial Services & Supplies (continued)
10,605 Waste Management Inc $ 1,730,418
Total Commercial Services & Supplies 7,498,028
Communications Equipment - 2.4%
497,907 Cisco Systems Inc 26,028,088
Total Communications Equipment 26,028,088
Consumer Staples Distribution & Retail - 1.6%
15,398 BJ's Wholesale Club Holdings Inc (2) 1,171,326
2,304 Casey's General Stores Inc 498,724
14,351 Dollar General Corp 3,020,311
210,528 HF Foods Group Inc (2) 825,270
24,681 Kroger Co/The 1,218,501
22,661 Sysco Corp 1,750,109
17,439 Target Corp 2,888,421
39,228 Walmart Inc 5,784,169
Total Consumer Staples Distribution & Retail 17,156,831
Containers & Packaging - 0.0%
4,212 Ball Corp 232,123
Total Containers & Packaging 232,123
Distributors - 0.4%
10,718 Genuine Parts Co 1,793,229
7,621 Pool Corp 2,609,735
Total Distributors 4,402,964
Diversified Consumer Services - 0.1%
10,345 Service Corp International/US 711,529
Total Diversified Consumer Services 711,529
Diversified Telecommunication Services - 0.1%
15,406 Verizon Communications Inc 599,139
Total Diversified Telecommunication Services 599,139
Electric Utilities - 1.0%
42,737 Constellation Energy Corp 3,354,855
58,187 NextEra Energy Inc 4,485,054
69,334 PG&E Corp (2) 1,121,131
31,804 Southern Co/The 2,212,922
Total Electric Utilities 11,173,962
Electrical Equipment - 0.2%
7,632 Rockwell Automation Inc 2,239,610
Total Electrical Equipment 2,239,610
Electronic Equipment, Instruments & Components - 0.2%
10,486 Keysight Technologies Inc (2) 1,693,279
Total Electronic Equipment, Instruments & Components 1,693,279
Energy Equipment & Services - 0.0%
5,484 Select Energy Services Inc, Class A 38,169
Total Energy Equipment & Services 38,169

Shares Description (1) Value
Entertainment - 0.6%
12,831 Roku Inc (2) $ 844,536
42,950 Walt Disney Co/The (2) 4,300,584
17,168 World Wrestling Entertainment Inc, Class A 1,566,752
Total Entertainment 6,711,872
Financial Services - 2.2%
15,690 Berkshire Hathaway Inc, Class B (2) 4,844,601
11,527 Jack Henry & Associates Inc 1,737,350
8,130 Mastercard Inc 2,954,523
143,943 PayPal Holdings Inc (2) 10,931,031
17,825 Visa Inc, Class A 4,018,825
Total Financial Services 24,486,330
Food Products - 1.6%
10,258 Archer-Daniels-Midland Co 817,152
70,834 Bridgford Foods Corp (2) 984,593
33,085 General Mills Inc 2,827,444
28,123 Hershey Co/The 7,154,773
2,152 Hormel Foods Corp 85,822
22,636 Laird Superfood Inc (2) 18,342
15,737 Lamb Weston Holdings Inc 1,644,831
47,702 McCormick & Co Inc/MD 3,969,283
Total Food Products 17,502,240
Ground Transportation - 0.4%
4,575 JB Hunt Transport Services Inc 802,730
2,687 Norfolk Southern Corp 569,644
33,792 Uber Technologies Inc (2) 1,071,206
10,994 Union Pacific Corp 2,212,652
Total Ground Transportation 4,656,232
Health Care Equipment & Supplies - 0.9%
26,882 Abbott Laboratories 2,722,071
2,838 Becton Dickinson & Co 702,519
768 Embecta Corp 21,596
8,575 GE HealthCare Technologies Inc (2) 703,407
17,865 LENSAR Inc (2) 43,948
9,926 NuVasive Inc (2) 410,043
18,188 Rockwell Medical Inc (2),(3) 32,920
514 Shockwave Medical Inc (2) 111,451
19,914 Stryker Corp 5,684,850
62,738 Venus Concept Inc (2) 13,752
Total Health Care Equipment & Supplies 10,446,557
Health Care Providers & Services - 0.4%
4,308 McKesson Corp 1,533,863
5,579 UnitedHealth Group Inc 2,636,580
Total Health Care Providers & Services 4,170,443
Hotels, Restaurants & Leisure - 2.8%
6,160 Booking Holdings Inc (2) 16,338,846
1,740 Chipotle Mexican Grill Inc (2) 2,972,425
21,002 Darden Restaurants Inc 3,258,670
26,996 Hilton Worldwide Holdings Inc 3,802,926
14,066 McDonald's Corp 3,932,994
Total Hotels, Restaurants & Leisure 30,305,861

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

QQQX
Shares Description (1) Value
Household Products - 0.1%
6,917 Procter & Gamble Co/The $ 1,028,489
Total Household Products 1,028,489
Industrial Conglomerates - 0.2%
25,725 General Electric Co 2,459,310
Total Industrial Conglomerates 2,459,310
Interactive Media & Services - 12.1%
489,402 Alphabet Inc, Class A (2) 50,765,669
338,076 Alphabet Inc, Class C (2) 35,159,904
37,991 Match Group Inc (2) 1,458,475
214,946 Meta Platforms Inc (2) 45,555,655
Total Interactive Media & Services 132,939,703
IT Services - 0.3%
9,093 Accenture PLC, Class A 2,598,870
9,762 Cloudflare Inc, Class A (2) 601,925
2,959 Snowflake Inc, Class A (2) 456,544
Total IT Services 3,657,339
Life Sciences Tools & Services - 0.7%
16,855 Agilent Technologies Inc 2,331,721
5,019 Charles River Laboratories International Inc (2) 1,012,934
16,193 Danaher Corp 4,081,284
Total Life Sciences Tools & Services 7,425,939
Machinery - 0.4%
9,138 Caterpillar Inc 2,091,140
3,467 Deere & Co 1,431,455
7,764 Fortive Corp 529,272
Total Machinery 4,051,867
Media - 2.5%
642,116 Comcast Corp, Class A 24,342,618
136,917 comScore Inc (2),(3) 168,408
18,163 Liberty Media Corp-Liberty SiriusXM (2) 510,199
6,270 News Corp, Class B 109,286
45,680 Saga Communications Inc, Class A 1,015,466
14,832 Trade Desk Inc/The, Class A (2) 903,417
Total Media 27,049,394
Multi-Utilities - 0.1%
4,315 Sempra Energy 652,255
Total Multi-Utilities 652,255
Oil, Gas & Consumable Fuels - 0.0%
4,902 Clean Energy Fuels Corp (2) 21,373
Total Oil, Gas & Consumable Fuels 21,373
Passenger Airlines - 0.0%
11,239 Delta Air Lines Inc (2) 392,466
Total Passenger Airlines 392,466
Personal Care Products - 0.2%
7,133 Estee Lauder Cos Inc/The, Class A 1,757,999
Total Personal Care Products 1,757,999

Shares Description (1) Value
Professional Services - 0.1%
20,689 Robert Half International Inc $ 1,666,913
Total Professional Services 1,666,913
Semiconductors & Semiconductor Equipment - 15.4%
166,423 Advanced Micro Devices Inc (2) 16,311,118
94,350 Analog Devices Inc 18,607,707
165,056 Applied Materials Inc 20,273,828
9,301 Axcelis Technologies Inc (2) 1,239,358
14,027 Enphase Energy Inc (2) 2,949,598
6,555 First Solar Inc (2) 1,425,713
420,372 Intel Corp 13,733,553
37,130 Lattice Semiconductor Corp (2) 3,545,915
6,123 Monolithic Power Systems Inc 3,064,806
192,384 NVIDIA Corp 53,438,504
65,113 ON Semiconductor Corp (2) 5,360,102
33,195 Power Integrations Inc 2,809,625
140,959 QUALCOMM Inc 17,983,549
12,461 Silicon Laboratories Inc (2) 2,181,796
2,620 SiTime Corp (2) 372,643
20,407 Skyworks Solutions Inc 2,407,618
25,925 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
2,411,544
9,407 Wolfspeed Inc (2) 610,985
Total Semiconductors & Semiconductor Equipment 168,727,962
Software - 19.3%
27,289 ANSYS Inc (2) 9,081,779
52,492 Autodesk Inc (2) 10,926,735
32,603 Black Knight Inc (2) 1,876,629
115,037 Fortinet Inc (2) 7,645,359
524,856 Microsoft Corp 151,315,985
80,151 Nutanix Inc, Class A (2) 2,083,124
64,056 Oracle Corp 5,952,083
27,036 Palo Alto Networks Inc (2) 5,400,171
3,987 Paycom Software Inc (2) 1,212,088
3,738 Paylocity Holding Corp (2) 743,040
34,254 PTC Inc (2) 4,392,390
34,197 Salesforce Inc (2) 6,831,877
6,953 ServiceNow Inc (2) 3,231,198
4,592 Sprout Social Inc, Class A (2) 279,561
727 Sumo Logic Inc (2) 8,709
6,627 Tenable Holdings Inc (2) 314,849
Total Software 211,295,577
Specialized REITs - 0.2%
55,254 CubeSmart 2,553,840
Total Specialized REITs 2,553,840
Specialty Retail - 0.7%
940 AutoZone Inc (2) 2,310,661
8,039 Dick's Sporting Goods Inc 1,140,654
2,826 Home Depot Inc/The 834,009
4,325 Lowe's Cos Inc 864,870
22,853 TJX Cos Inc/The 1,790,761
2,331 Ulta Beauty Inc (2) 1,271,957
Total Specialty Retail 8,212,912
Technology Hardware, Storage & Peripherals - 13.8%
915,302 Apple Inc 150,933,300
Total Technology Hardware, Storage & Peripherals 150,933,300

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

QQQX
Investments in Derivatives
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 0.4%
2,696 Deckers Outdoor Corp (2) $ 1,211,987
27,957 NIKE Inc, Class B 3,428,646
Total Textiles, Apparel & Luxury Goods 4,640,633
Trading Companies & Distributors - 0.3%
4,996 United Rentals Inc 1,977,217
1,390 WW Grainger Inc 957,446
Total Trading Companies & Distributors 2,934,663
Wireless Telecommunication Services - 0.2%
75,434 Gogo Inc (2) 1,093,793
34,287 Spok Holdings Inc 347,327
11,596 Telephone and Data Systems Inc 121,874
38,671 United States Cellular Corp (2) 801,650
Total Wireless Telecommunication Services 2,364,644
Total Common Stocks (cost $414,129,151) 1,118,150,373
Shares Description (1) Value
X 10,694,840 EXCHANGE-TRADED FUNDS - 1.0%
X 10,694,840
52,400 Vanguard Total Stock Market ETF $ 10,694,840
Total Exchange-Traded Funds (cost $9,993,120) 10,694,840
Total Long-Term Investments (cost $424,122,271) 1,128,845,213
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
166,044 MONEY MARKET FUNDS - 0.0%
X 166,044
166,044 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 166,044
Total Investments Purchased with Collateral from Securities Lending (cost $166,044) 166,044
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
18,924,982 REPURCHASE AGREEMENTS - 1.7%
18,924,982
$ 18,925 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$18,927,253, collateralized by $19,996,900,
U.S. Treasury Note, 2.25%, due 11/15/25, value
$19,303,568
1.440% 4/03/23 $ 18,924,982
Total Repurchase Agreements (cost $18,924,982) 18,924,982
Total Short-Term Investments (cost $18,924,982) 18,924,982
Total Investments (cost $ 443,213,297 ) - 104 .8% 1,147,936,239
Other Assets & Liabilities, Net -  (4.8)%(6) (52,263,210)
Net Assets Applicable to Common Shares - 100% $ 1,095,673,029
Options Purchased
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
CBOE SPX Volatility Index Call 100 $ 290,000 $ 29 4/19/23 $ 3,800
Utilities Select Sector SPDR Fund Put 100 660,000 66 4/21/23 7,050
CBOE SPX Volatility Index Call 50 150,000 30 8/16/23 10,850
Total Options Purchased (premiums paid $33,566) 250 $1,100,000 $21,700

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
Invesco QQQ Trust Series 1 Call (1,000) $ (30,000,000) $ 300 4/21/23 $ (2,287,033)
Invesco QQQ Trust Series 1 Call (1,000) (30,500,000) 305 4/21/23 (1,846,139)
S&P 500® Index Call (75) (30,750,000) 4,100 4/21/23 (543,375)
NASDAQ 100 Stock INDEX Call (385) (482,212,500) 12,525 4/21/23 (29,352,400)
S&P 500® Index Call (50) (21,000,000) 4,200 5/19/23 (320,250)
S&P 500® Index Call (50) (21,500,000) 4,300 5/19/23 (142,000)
Total Options Written (premiums received
$17,603,809) (2,560) $(615,962,500) $(34,491,197)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,118,150,373 $ – $ – $ 1,118,150,373
Exchange-Traded Funds 10,694,840 – – 10,694,840
Investments Purchased with Collateral from
Securities Lending 166,044 – – 166,044
Short-Term Investments:
Repurchase Agreements – 18,924,982 – 18,924,982
Investments in Derivatives:
Options Purchased 21,700 – – 21,700
Options Written (34,491,197) – – (34,491,197)
Total
$ 1,094,541,760 $ 18,924,982 $ – $ 1,113,466,742
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $161,126.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

QQQX
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(7) Exchange-traded, unless otherwise noted.
(8) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt